Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Sep. 04, 2012
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2012